Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax
16.
INCOME TAX
(a)
Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

PRC

The Group’s PRC subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) at the statutory income tax rate of 25%, unless otherwise specified. According to the CIT Law, entities that qualify as “high-and-new technology enterprises” (“HNTE”) are entitled to a preferential income tax rate of 15%. In 2020, X-Charge Technology received the approval from the tax authority that it qualified as an HNTE. The certificate entitled X-Charge Technology to the preferential income tax rate of 15% effective retroactively from January 1, 2020 to December 31, 2022, if all the criteria for HNTE status could be satisfied in the relevant year. The certificate of X-Charge Technology has been renewed in 2023 and remains in effect through October 25, 2026.

Germany

During 2022, 2023 and 2024, the subsidiary in Germany’s primary statutory tax rate was 32.275%, consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the corporate tax rate, and a trade tax rate of 16.45%.

United States

Under the current U.S. federal corporate income tax, the Company’s subsidiary in United States is subject to 21% income tax on its taxable income generated from operations in United States. The company’s subsidiaries have no taxable income for all periods presented.

The components of income (loss) before income taxes are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	2,776,049	821,344	(1,460,541)
Germany.	(1,046,840)	997,619	(45,090)
Cayman.	—	(8,913,071)	(7,961,485)
United States	(130,862)	(989,532)	(2,473,420)
Total	1,598,347	(8,083,640)	(11,940,536)

Significant components of the provision for (benefit from) income taxes are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Current income tax expense
PRC	1,255	—	—
United States	—	—	—
Germany	—	—	—
Total current	1,255	—	—
Deferred income tax benefit
PRC	(12,867)	—	—
United States	—	—	—
Germany	—	—	—
Total deferred	(12,867)	—	—
Total provision for income taxes	(11,612)	—	—

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the Years Ended December 31,
	2022	2023	2024
PRC Statutory income tax rate	25.0%	(25.0)%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	(0.1)%	6.1%	19.6%
Preferential tax rate	(6.0)%	3.1%	0.4%
Research and development expenses bonus deduction	(39.7)%	(11.8)%	(4.3)%
Other non-deductible expenses	28.8%	24.4%	0.5%
Change in valuation allowance	(8.7)%	3.2%	12.5%
Effect of true-up on NOL	—	—	(3.7)%
Effective income tax rate	(0.7)%	0.0%	0.0%

The Group is headquartered in the PRC and the subsidiaries incorporated in the PRC functions as the Group’s primary business operation center. Therefore, the Group uses the PRC’s income tax rate as applicable statutory income tax rate.

(b)
Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2023	2024
	US$	US$
Allowance for credit losses	75,550	118,647
Operating lease liabilities	91,193	276,154
Net operating loss carry forwards	2,398,580	2,855,567
Share-based compensation	—	928,639
Others	59,206	268,714
Total deferred income tax assets	2,624,529	4,447,721
Less: Valuation allowance	(2,529,266)	(4,160,082)
Total deferred tax assets, net of valuation allowance	95,263	287,639
Intangible assets	(4,070)	—
Right-of-use assets	(91,193)	(287,639)
Deferred income tax liabilities	(95,263)	(287,639)
Net deferred income tax liabilities	—	—

As of December 31, 2024, the Group had net operating loss carry forwards of US$14.5 million attributable to the PRC subsidiaries. For HNTE, the loss carried forward will expire during the period from year 2028 to year 2034. For the other PRC companies, the loss carried forward will begin to expire in 2028. As of December 31, 2024, the Group had net operating loss carry forwards of US$0.3 million for both corporation tax and trade tax arising in Germany and US$2.9 million arising in United States. These loss carryforwards do not expire.

Tax loss carried forward by the PRC subsidiaries will expire, if unused, by the following period-end:

Year ending December 31,	US$
2028	4,167,597
2029	2,726,651
2030	2,818,368
2031	3,439,572
2032	—
Thereafter	1,315,719
Total	14,467,907

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future. The valuation allowance as of December 31, 2023 and 2024 was primarily provided for the deferred income tax assets of certain PRC subsidiaries. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	2,188,999	2,295,587	2,529,266
Additions of valuation allowance	425,330	589,668	1,503,585
Reductions of valuation allowance	(193,629)	(330,665)	—
Foreign exchange translation adjustments	(125,113)	(25,324)	127,231
Balance at the end of the year	2,295,587	2,529,266	4,160,082

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from 2020 to 2024 are open to examination by the PRC tax authorities. The subsidiary in Germany is subject to the audit by federal, state, local and foreign income tax authorities. According to the statute of limitation, the German tax authorities may initiate additional audits of the tax years for 2020 through 2024. The subsidiary in United States is subject to US federal income tax examinations by the Internal Revenue Service ("IRS") for tax years ending December 31, 2022, 2023, and 2024. Under the Internal Revenue Code, the statute of limitations for the IRS to assess additional taxes generally expires three years from the later of the tax return filing date or its due date (including extensions). However, this period may be extended to six years in cases of substantial understatement of income (≥25% of gross income) or indefinitely in instances of fraud or failure to file a return.

(c)
Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.